Commitments, Contingencies and Other Comments (Details Textual) (USD $)	1 Months Ended	0 Months Ended	1 Months Ended	4 Months Ended		6 Months Ended	12 Months Ended							0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended		12 Months Ended		1 Months Ended				0 Months Ended	1 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended
	Sep. 24, 2012	Feb. 10, 2012	Sep. 30, 2012	Sep. 30, 2012	Jul. 12, 2011	Jul. 12, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Operating Lease [Member] Option	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2013 Minimum [Member] Employee Stock Option [Member]	Dec. 31, 2013 Maximum [Member] Employee Stock Option [Member]	Jul. 14, 2011 Dr. Louis Aronne - director [Member] Installments	Jul. 26, 2011 Dr. Robert Hariri - director [Member] Installments	Aug. 15, 2011 Dr. Peter Diamandis - director [Member] Installments	May 24, 2012 Dr. Buzz Aldrin - director [Member] Installments	Feb. 06, 2013 Dr. Sapna Srivastava - director [Member] Installments	May 16, 2012 Distribution Agreement [Member]	Dec. 31, 2013 Distribution Agreement [Member]	Dec. 31, 2013 Supply Agreement [Member]	Dec. 27, 2013 Sponsorship Agreement [Member]	Jun. 27, 2011 Sponsorship Agreement [Member]	Jun. 27, 2013 Sponsorship Agreement [Member]	Dec. 31, 2011 Sponsorship Agreement [Member]	Jul. 14, 2012 Director and Advisory Board Agreements [Member] Installments	Feb. 25, 2011 J.B. Bernstein [Member]	Feb. 25, 2011 Carlon Colker MD, FACN [Member]	Feb. 08, 2013 Peter A. Levy [Member]	Dec. 31, 2013 Peter A. Levy [Member]	Jan. 02, 2013 Glen R. Fleischer [Member]
Commitments, Contingencies and Other Comments (Textual)
Proceeds from future purchase																			$ 195,301
Term of distribution agreement																			The Agreement provided for one year of exclusivity for MHP, which was extended through December 31, 2013. The parties are currently negotiating a new agreement.
Bank line of credit, agreement																				In October 2013, the Company was granted a $500,000 line of credit by City National Bank, that bears a per annum interest rate through April 15, 2014 equal to the prime rate, after which the rate changes to the prime rate plus 1.25 percent. As of the date of this report, the Company has not drawn on the line of credit.
Annual base salary																													200,000
Number of Options/Warrants							30,000				5,000																		10,000
Term of agreement																					The term of the agreement is two years, and will continue until terminated by either party upon three months written notice.
Term of employment agreement																							1 year				6 months		3 years		3 years
Description of base salary in case of employment termination any reason other than cause, death or disability																														Entitled to receive his base salary for twelve months following the date of termination, a cash amount equal to the greater of (i) $50,000 or (ii) the average of all annual cash bonuses received under the agreement, and payment of all COBRA premiums for twelve months following the date of termination
Description of base salary if employment terminated as a result of, a change of control																														Entitled to receive his base salary for twelve months following the date of termination, a cash amount equal to the greater of (i) $50,000 or (ii) the average of all annual cash bonuses received under the agreement, and payment of all COBRA premiums for twelve months following the date of termination
Consulting fees																											5,000
Annual base salary																							150,000								320,000
Description of cash compensation																							The agreement provided for cash compensation of $150,000 in three equal installments of $50,000, all of which was paid in 2011
Annual bonus in percentage																													100.00%		100.00%
Agreement contains customary extend period																													2 years
Renew agreement on same base salary for period																													1 year		1 year
Period of vested options expire termination																													12 months
Period for base salary from date of termination																													12 months
Term for notice of non renewal prior to the expiration date																													60 days		60 days
Royalties rate, per unit sold																							$ 0.50
Number of additional months thereafter																							12 months
Number of purchased shares of common stock to certain investors																							3,000
Shares issued upon conversion of warrants																							2,000
Number of warrants term																							2 years
Exercise price of warrants	$ 5.00	$ 5.00	$ 5.00	$ 0.10	$ 0.10	$ 5.00	$ 30.00																$ 50.00
Trading price of common stock on principal trading market, per share																							$ 100.00
Exchange for each share of common stock underlying the unexercised portion of the Warrants																							$ 50.00
Warrants, shares issued																									1,000
Compensation shares of restricted common stock vesting														2,000	2,000	2,000	2,000	2,000								10,000
Compensation shares of common stock option to purchase														5,000	5,000	5,000	5,000	5,000								10,000
Compensation common stock at an exercise price														$ 32.00	$ 34.50	$ 22.50	$ 7.00	$ 10.00								$ 32.00
Period of common stock vesting														10 years	10 years	10 years	10 years
Common stock exercise vesting														Over a period of 3 years	Over a period of 3 years	Over a period of 3 years	Over a period of 3 years	Over a period of 3 years
Vesting terms range												3 years	4 years
Term of advisory board agreement														5 years												5 years
Number of annual installments of restricted common stock purchase														5	5	5	5	5								5
Restricted common stock issued, Value							48,150	501,946
Shares receive under terms of the offer letter							4,183,395	83,668																							100,000
Operating lease expiring									July 2017
Number of option to renew									2
Annual rent increases in percentage									3.00%
Operating lease period									3 years
Rent expense							70,354	41,630
Consulting agreement expire date																											Oct. 31, 2012
Share issued pursuant to agreement																												6,000
Number of warrant expired																						1,000	2,000
Derivatives liability recorded								121,900														50,000
Derivative Liability																						$ 150,000		$ 100,000